Note Payable to Related Parties	6 Months Ended	12 Months Ended
	Dec. 31, 2014	Jun. 30, 2014
Notes to Financial Statements
Note 6 - Note Payable to Related Parties

On June 27, 2014, we issued 1,000,000 shares of Series E Preferred stock to to Landor Investment Corp. (“Landor”) in exchange for services valued at $10,000. The Series E preferred stock has a par value of $0.01 and ranks subordinate to the Company’s common stock as to distributions of assets upon liquidation, dissolution, or winding up of the Company, whether voluntary or involuntary. The outstanding shares of Series E preferred stock have the right to take action by written consent or vote based on the number of votes equal to twice the number of votes of all outstanding shares of capital stock. On the date of the transaction, Landor held 99.2% of our common stock.

On August 8, 2012, the Corporation received an infusion of $10,000 in order to continue its operations in the near-term. The Company executed a $10,000 due on demand note with Mr. Chip Brian, pursuant to which Mr. Brian advanced the Company $10,000 at a rate of 12% per annum. Both the principal and interest are payable to Mr. Brian on or before December 31, 2014. Additionally, the Company granted 1,000,000 shares of restricted common stock and a warrant to purchase an additional 1,000,000 shares of restricted common stock at an exercise price of $0.01 per share as an inducement for Mr. Brian to make the loan. The Company recorded interest expense related to the shares inducement based on the stock price on the grant date and amortized over the term of the loan and the unamortized portion was recorded as discount on note payable. The Company recorded the fair value of the warrants using the Black-Scholes valuation model and the unamortized portion was also recorded as a discount to the note. The amount of discount on note payable recorded as of March 31, 2014 was $35,000. The expected volatility is 78.87% and based on the daily historical volatility of comparative companies, measured over the 5 years expected term of the option. The risk-free rate is 0.71% and based on the implied yield on a U.S. Treasury zero-coupon issue with a remaining term closest to the expected term of the option.

Notes payable

Balance, June 30, 2013	$175,000

Additional notes issued	22,500
Discount on note payable	—
Repayments of notes payable	(197,500)

Balance, June 30, 2014	$—

Accrued interest payable

Balance, June 30, 2013	$90,822

Accrued interest for the year	16,398
Forgiveness of accrued interest	(107,220)

Balance, June 30, 2014	$—

On August 21, 2013, we received an additional $7,500 from Dr. C.W. Gilluly, our former Chairman of the Board, President and Chief Executive Officer. This note has an interest rate of 12% per annum, is unsecured and has a due date of December 31, 2014. As of June 30, 2014, this note and its accrued interest have been fully paid.

On October 29, 2013, we received an additional $5,000 from Dr. C.W. Gilluly, our former Chairman of the Board, President and Chief Executive Officer. This note has an interest rate of 12% per annum, is unsecured and has a due date of December 31, 2014. As of June 30, 2014, this note and its accrued interest have been fully paid.

On January 17, 2014, we received an additional $5,000 from Dr. C.W. Gilluly, our former Chairman of the Board, President and Chief Executive Officer. This note has an interest rate of 6% per annum, is unsecured and has a due date of December 31, 2014. As of June 30, 2014, this note and its accrued interest have been fully paid.

The above terms and amounts are not necessarily indicative of the terms and amounts that would have been incurred had comparable transactions been entered into with independent parties.